Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other payables	$ 1,340	¥ 8,682	¥ 6,095
Predicted liability
Accrued Liabilities and Other Liabilities, Total	$ 1,340	¥ 8,682	¥ 6,095